Financial instruments recognized in the statement of financial position and related effect on the income statement (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 242,206	€ 291,347	€ 354,824
Financial assets, fair value	242,206	291,347	354,823
Financial liabilities	48,626	68,227	96,177
Financial liabilities, fair value	48,626	68,225	96,177
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	48,626	68,225	96,177
Financial liabilities—non-current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,945	16,593	3,175
Financial liabilities, fair value	16,945	16,593	3,175
Financial liabilities—non-current portion | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities—non-current portion | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,945	16,593	3,175
Financial liabilities—current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,142	2,130	1,347
Financial liabilities, fair value	2,142	2,130	1,347
Financial liabilities—current portion | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities—current portion | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,142	2,130	1,347
Trade payables and others
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	29,539	49,504	91,655
Financial liabilities, fair value	29,539	49,504	91,655
Trade payables and others | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Trade payables and others | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	29,539	49,504	91,655
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	190,571	255,869	200,669
Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	51,635	35,477	154,155
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	38,934	37,005	35,181
Financial assets, fair value	38,934	37,005	35,181
Non-current financial assets | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	38,934	37,005	33,138
Non-current financial assets | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0	2,043
Trade receivables and others
Disclosure of detailed information about financial instruments [line items]
Financial assets	51,635	35,477	152,112
Financial assets, fair value	51,635	35,477	152,112
Trade receivables and others | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0	0
Trade receivables and others | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	51,635	35,477	152,112
Short-term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,845	15,978	15,217
Financial assets, fair value	14,845	15,978	15,217
Short-term investments | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,845	15,978	15,217
Short-term investments | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	136,792	202,887	152,314
Financial assets, fair value	136,792	202,887	152,314
Cash and cash equivalents | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	136,792	202,887	152,314
Cash and cash equivalents | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0	€ 0